6. Equity and Stock-based Compensation: Schedule of Stockholders' Equity Note, Warrants or Rights (Details) - $ / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 14, 2015	Sep. 15, 2014
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.10	$ 0.25
Class of Warrant or Right, Outstanding	18,031,250	71,579,313
Warrants Due June 8, 2016, issued in 2013
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.20
Investment Warrants Expiration Date	Jun. 08, 2016
Class of Warrant or Right, Outstanding		18,367,263
Warrants Due June 21, 2016, issued in 2013
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.20
Investment Warrants Expiration Date	Jun. 21, 2016
Class of Warrant or Right, Outstanding		22,200,000
Warrants Due December 18, 2016, Issued in 2014
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.30
Investment Warrants Expiration Date	Dec. 18, 2016
Class of Warrant or Right, Outstanding		8,336,400
Warrants Due March 7, 2017, Issued in 2014
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.30
Investment Warrants Expiration Date	Mar. 07, 2017
Class of Warrant or Right, Outstanding		4,644,400
Warrants Due September 15, 2017, issued in 2015
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.25
Investment Warrants Expiration Date	Sep. 15, 2017
Class of Warrant or Right, Outstanding	10,281,250	10,281,250
Warrants Due December 14, 2017, issued in 2016
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.10
Investment Warrants Expiration Date	Dec. 14, 2017
Class of Warrant or Right, Outstanding	7,750,000	7,750,000